Leases - Cash outflows related to leases (Details) - GBP (£) £ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right of use assets	£ 349	£ 448	£ 669	£ 484	£ 240
Short term leases			224	190
Total cash outflow			£ 893	£ 674